Right-of-Use Asset	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Right-of-Use Asset

6. Right-of-use asset

Right-of-use asset consists of the following:

	September 30, 2020	June 30, 2020

Office lease	$319,133	$319,133
Less accumulated depreciation	(133,808)	(106,378)
Right-of-use asset, net	$185,325	$212,755

The total depreciation expense during the three months ended September 30, 2020 was $27,430 (three months ended September 30, 2019 - $26,595).

7. Right-of-use asset

Right-of-use asset consists of the following:

	June 30, 2020	June 30, 2019
Office lease	$319,133	-
Less accumulated depreciation	(106,378)	-
Right-of-use asset, net	$212,755	$-